Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended		12 Months Ended
	Dec. 31, 2008	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options exercised	71,941
Unrecognized compensation expense related to grants, total		$ 3.5		$ 2.7
Unrecognized compensation expense, recognition period				3 years
Compensation expense		$ 1.6	$ 1.8
Annual Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted		4,750
Number of stock options forfeited		1,812
Number of options exercised		117
Number of options outstanding		41,747
Stock options, weighted average exercise price (in dollars per share)		$ 686
Stock options, weighted average grant date fair value (in dollars per share)		$ 291
Stock options, weighted average remaining contractual term		6 years 3 months 18 days
Unrecognized compensation expense, recognition period		2 years 4 months 18 days
Strategic Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted		6,410
Number of stock options forfeited		3,722
Number of options exercised		715
Number of options outstanding		41,700
Stock options, weighted average exercise price (in dollars per share)		$ 608
Stock options, weighted average grant date fair value (in dollars per share)		$ 331
Stock options, weighted average remaining contractual term		5 years 1 month 18 days
Unrecognized compensation expense, recognition period		3 years 7 months 18 days